Other assets (Tables)	12 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

	As of June, 30
	2024	2023
	US$	US$
Current
Deposits	63,067	47,170
Prepayments	108,207	38,758
Other receivables	51,463	78,482
Other current assets	222,737	164,410

Non-current
Other receivable	55,955	81,950